Stockholders' Equity	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
Stockholders' Equity

Note 5 — Stockholders’ Equity

During the years ended March 31, 2018 and 2017, the Company issued 3,096,698 and 2,297,802 common shares for cash of $965,992 and $851,753 respectively.

During the years ended March 31, 2018 and 2017, the Company issued 533,010 and 330,535 common shares for services at a fair value of $447,542 and $194,620 respectively.

During the years ended March 31, 2018 and 2017, the Company issued 233,000 and 238,500 common shares with a fair value of $170,775 and $238,000, respectively to officers as compensation.